VESSELS AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT

18.	VESSELS AND EQUIPMENT

Movements in the three years ended December 31, 2015 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2012	683,600	(24,743)	658,857
Transfer from Newbuilding	69,348	—
Depreciation	—	(25,144)
Balance at December 31, 2013	752,948	(49,887)	703,061
Transfer from Newbuilding	186,717	—
Additions	3,986	—
Depreciation	—	(31,845)
Balance at December 31, 2014	943,651	(81,732)	861,919
Vessels and equipment acquired on merger with Frontline 2012	132,712	—
Transfers from Newbuildings	133,429	—
Additions	101,752	—
Depreciation	—	(40,614)
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198

In September and December 2013, Frontline 2012 took delivery of Front Arrow and Front Avon, respectively, at an aggregate value of $69.3 million. These are the first and second of six fuel efficient MR tanker newbuildings ordered from STX Korea.

In January 2014, Frontline 2012 took delivery of Front Dee and Front Clyde and in February and March 2014, took delivery of Front Esk and Front Mersey, respectively, the remaining four fuel efficient MR tanker newbuildings ordered from STX Korea at an aggregate value of $137.5 million.

In September 2014, Frontline 2012 took delivery of Front Lion, the first of fourteen fuel efficient LR2 tanker newbuildings ordered from Guangzhou Longxe Shipbuilding Co. Ltd, at an aggregate value of $44.7 million.

In January 2015 and March 2015, Frontline 2012 took delivery of the second and third of fourteen fuel efficient LR2 tanker newbuildings, Front Panther and Front Puma, respectively, ordered from Guangzhou Longxe Shipbuilding Co.Ltd at an aggregate value of $89.5 million.

In March 2015, Frontline 2012 took delivery of the 2009-built and 2011-built Suezmax tankers, Front Balder and Front Brage, respectively, following an agreement to purchase these vessels in January 2015 at an aggregate value of $100.0 million.

In June 2015, Frontline 2012 took delivery of the fourth of fourteen fuel efficient LR2 tanker newbuilding, Front Tiger, ordered from Guangzhou Longxe Shipbuilding Co.Ltd at a value of $43.9 million.

The Company acquired the 2014-built and 2015-built Suezmax tankers, Front Ull and Front Idun, respectively, at a fair value of $130.0 million as a result of the Merger. The Company also acquired equipment at that time with a fair value of $2.7 million.